Schedule of Investments
Thornburg High Income Bond Managed Account Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 17.4%
	Auto Receivables — 2.0%
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$19,126	$ 19,464
[a]	CPS Auto Receivables Trust, Series 2021-C Class D, 1.69% due 6/15/2027	6,847	6,840
	DT Auto Owner Trust,
[a]	Series 2022-3A Class C, 7.69% due 7/17/2028	1,207	1,209
[a]	Series 2023-2A Class C, 5.79% due 2/15/2029	17,261	17,331
[a]	Series 2023-3A Class C, 6.40% due 5/15/2029	25,000	25,238
[a]	Research-Driven Pagaya Motor Asset Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	40,000	39,990
			110,072
	Other Asset Backed — 7.2%
[a]	Affirm Asset Securitization Trust, Series 2024-X2 Class A, 5.22% due 12/17/2029	7,410	7,414
	BHG Securitization Trust,
[a]	Series 2021-A Class A, 1.42% due 11/17/2033	19,850	19,725
[a]	Series 2023-B Class A, 6.92% due 12/17/2036	32,697	34,127
[a]	Foundation Finance Trust, Series 2021-1A Class A, 1.27% due 5/15/2041	34,341	32,470
[a]	FREED ABS Trust, Series 2022-1FP Class D, 3.35% due 3/19/2029	16,511	16,503
[a]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	49,885	41,152
[a]	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS Class A, 2.70% due 1/20/2049	33,003	29,436
[a]	Mosaic Solar Loan Trust, Series 2020-2A Class B, 2.21% due 8/20/2046	36,228	29,226
	NetCredit Combined Receivables LLC,
[a]	Series 2023-A Class A, 7.78% due 12/20/2027	23,204	23,231
[a]	Series 2024-A Class A, 7.43% due 10/21/2030	15,080	15,094
[a]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	17,767	17,861
[a]	OneMain Financial Issuance Trust, Series 2022-2A Class A, 4.89% due 10/14/2034	19,923	19,939
[a]	Oportun Issuance Trust, Series 2021-B Class A, 1.47% due 5/8/2031	29,841	29,320
[a]	Pagaya AI Debt Trust, Series 2024-1 Class A, 6.66% due 7/15/2031	19,253	19,266
[a]	Retained Vantage Data Centers Issuer LLC, Series 2024-1A Class A2, 4.992% due 9/15/2049	25,000	24,733
[a]	Sierra Timeshare Receivables Funding LLC, Series 2022-3A Class B, 6.32% due 7/20/2039	33,929	34,599
			394,096
	Student Loan — 8.2%
[a]	College Avenue Student Loans LLC, Series 2017-A Class A2, 3.75% due 11/26/2046	42,052	40,576
	Commonbond Student Loan Trust,
[a]	Series 2016-B Class A1, 2.73% due 10/25/2040	39,565	38,948
[a]	Series 2017-AGS Class A1, 2.55% due 5/25/2041	26,598	25,825
[a]	Series 2020-1 Class A, 1.69% due 10/25/2051	18,481	17,048
[a]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	43,584	42,867
[b]	National Collegiate Student Loan Trust, Series 2005-1 Class B, 4.226% (TSFR1M + 0.49%) due 3/26/2035	16,620	15,526
	Navient Private Education Refi Loan Trust,
[a]	Series 2019-GA Class A, 2.40% due 10/15/2068	21,848	21,248
[a]	Series 2020-FA Class A, 1.22% due 7/15/2069	13,145	12,410
[a]	Series 2020-HA Class A, 1.31% due 1/15/2069	21,388	20,395
[a,b]	Navient Student Loan Trust, Series 2019-BA Class A2B, 4.845% (TSFR1M + 1.09%) due 12/15/2059	26,972	26,926
[a,b]	Nelnet Student Loan Trust, Series 2021-CA Class AFL, 4.588% (TSFR1M + 0.85%) due 4/20/2062	45,283	44,918
	SLM Student Loan Trust,
[b]	Series 2005-9 Class B, 4.875% (SOFR90A + 0.56%) due 1/25/2041	72,139	68,412
[b]	Series 2006-7 Class B, 4.775% (SOFR90A + 0.46%) due 1/27/2042	36,004	33,628
[a]	SoFi Professional Loan Program LLC, Series 2019-C Class A2FX, 2.37% due 11/16/2048	20,225	19,644
[b]	Wachovia Student Loan Trust, Series 2005-1 Class B, 4.875% (SOFR90A + 0.56%) due 10/25/2040	20,704	19,199
			447,570
	Total Asset Backed Securities (Cost $941,410)		951,738
	Corporate Bonds — 61.1%
	Capital Goods — 5.6%
	Aerospace & Defense — 2.0%
[a]	BWX Technologies, Inc., 4.125% due 6/30/2028	55,000	54,086
[a]	TransDigm, Inc., 6.75% due 8/15/2028	55,000	56,058
	Machinery — 3.3%
[a,c]	ATS Corp., 4.125% due 12/15/2028	35,000	34,108
[a]	Axon Enterprise, Inc., 6.125% due 3/15/2030	35,000	36,248

Schedule of Investments, Continued
Thornburg High Income Bond Managed Account Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	Esab Corp., 6.25% due 4/15/2029	$55,000	$ 56,611
[a]	Mueller Water Products, Inc., 4.00% due 6/15/2029	55,000	53,489
	Trading Companies & Distributors — 0.3%
[a]	Windsor Holdings III LLC, 8.50% due 6/15/2030	18,000	19,030
			309,630
	Commercial & Professional Services — 3.3%
	Commercial Services & Supplies — 1.7%
[a]	ACCO Brands Corp., 4.25% due 3/15/2029	18,000	16,681
[a]	Clean Harbors, Inc., 5.125% due 7/15/2029	55,000	55,041
[a]	VT Topco, Inc., 8.50% due 8/15/2030	18,000	18,779
	Professional Services — 1.6%
[a]	Gartner, Inc., 3.625% due 6/15/2029	35,000	33,783
[a]	Korn Ferry, 4.625% due 12/15/2027	55,000	55,005
			179,289
	Consumer Durables & Apparel — 2.1%
	Household Durables — 0.3%
[a]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	18,000	14,559
	Textiles, Apparel & Luxury Goods — 1.8%
[a]	Champ Acquisition Corp., 8.375% due 12/1/2031	36,000	38,869
[a]	Levi Strauss & Co., 3.50% due 3/1/2031	55,000	51,254
[a]	Under Armour, Inc., 7.25% due 7/15/2030	10,000	10,031
			114,713
	Consumer Services — 1.6%
	Hotels, Restaurants & Leisure — 1.6%
[a]	Aramark Services, Inc., 5.00% due 2/1/2028	55,000	54,993
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	35,000	33,408
			88,401
	Consumer Staples Distribution & Retail — 2.3%
	Consumer Staples Distribution & Retail — 2.3%
[a]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	55,000	55,166
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	18,000	18,931
[a]	U.S. Foods, Inc., 4.75% due 2/15/2029	55,000	54,681
			128,778
	Energy — 6.9%
	Oil, Gas & Consumable Fuels — 6.9%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	35,000	35,613
[a]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	35,000	36,585
[c]	Ecopetrol SA, 7.75% due 2/1/2032	15,000	15,380
[a]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	35,000	32,471
[a]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	45,000	45,845
[a]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	35,000	34,588
[c]	Petroleos Mexicanos, 5.95% due 1/28/2031	15,000	14,514
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	35,000	35,518
[a]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	18,000	18,654
	Sunoco LP,
[a]	5.875% due 7/15/2027	35,000	35,034
[a]	7.00% due 5/1/2029	35,000	36,494
[a]	Whistler Pipeline LLC, 5.70% due 9/30/2031	35,000	36,330
			377,026
	Equity Real Estate Investment Trusts (REITs) — 1.0%
	Diversified REITs — 1.0%
[a]	Iron Mountain, Inc., 5.25% due 7/15/2030	55,000	54,319
			54,319
	Financial Services — 3.7%
	Capital Markets — 1.6%
[a]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	35,000	34,790
[a]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	18,000	18,889
[a]	LPL Holdings, Inc., 4.00% due 3/15/2029	35,000	34,414

Schedule of Investments, Continued
Thornburg High Income Bond Managed Account Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Consumer Finance — 1.0%
[a]	FirstCash, Inc., 5.625% due 1/1/2030	$55,000	$ 55,206
	Financial Services — 1.1%
[a]	EZCORP, Inc., 7.375% due 4/1/2032	55,000	58,474
			201,773
	Food, Beverage & Tobacco — 3.4%
	Beverages — 0.6%
[a,c]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	35,000	34,465
	Food Products — 2.1%
	Darling Ingredients, Inc.,
[a]	5.25% due 4/15/2027	35,000	34,987
[a]	6.00% due 6/15/2030	25,000	25,422
[a]	Post Holdings, Inc., 6.25% due 2/15/2032	55,000	56,556
	Tobacco — 0.7%
[a]	Turning Point Brands, Inc., 7.625% due 3/15/2032	35,000	37,319
			188,749
	Health Care Equipment & Services — 3.4%
	Health Care Equipment & Supplies — 1.6%
[a]	Hologic, Inc., 4.625% due 2/1/2028	55,000	54,991
[a]	Medline Borrower LP, 3.875% due 4/1/2029	35,000	34,221
	Health Care Providers & Services — 1.8%
[a]	Charles River Laboratories International, Inc., 3.75% due 3/15/2029	35,000	33,822
[a]	Select Medical Corp., 6.25% due 12/1/2032	30,000	29,319
	Tenet Healthcare Corp., 6.125% due 6/15/2030	35,000	35,842
			188,195
	Household & Personal Products — 2.0%
	Household Products — 1.0%
[a]	Energizer Holdings, Inc., 4.75% due 6/15/2028	18,000	17,795
[a]	Prestige Brands, Inc., 5.125% due 1/15/2028	35,000	34,993
	Personal Care Products — 1.0%
[a]	Edgewell Personal Care Co., 5.50% due 6/1/2028	55,000	55,035
			107,823
	Insurance — 2.3%
	Insurance — 2.3%
[a]	American National Group, Inc., 6.144% due 6/13/2032	35,000	36,537
[a]	Constellation Global Funding, 4.85% due 10/22/2030	15,000	14,895
[a]	Global Atlantic Fin Co., 4.40% due 10/15/2029	35,000	34,457
[a]	Sammons Financial Group, Inc., 6.875% due 4/15/2034	35,000	38,317
			124,206
	Materials — 6.1%
	Chemicals — 1.3%
[a,c]	NOVA Chemicals Corp., 9.00% due 2/15/2030	35,000	37,376
[a,c]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	35,000	32,120
	Containers & Packaging — 4.2%
[a]	Crown Americas LLC, 5.875% due 6/1/2033	55,000	56,270
[a]	Graphic Packaging International LLC, 3.50% due 3/1/2029	35,000	33,430
[a]	Matthews International Corp., 8.625% due 10/1/2027	35,000	36,114
[a,c]	OI European Group BV, 4.75% due 2/15/2030	15,000	14,509
[a]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	55,000	57,260
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	35,000	34,704
	Metals & Mining — 0.6%
[a]	Novelis Corp., 3.875% due 8/15/2031	35,000	31,834
			333,617
	Media & Entertainment — 1.8%
	Media — 1.8%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	55,000	50,543
[a]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875% due 8/15/2027	15,000	15,084
[a]	Sirius XM Radio LLC, 4.00% due 7/15/2028	35,000	34,200

Schedule of Investments, Continued
Thornburg High Income Bond Managed Account Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			99,827
	Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
	Life Sciences Tools & Services — 1.0%
[a]	Avantor Funding, Inc., 4.625% due 7/15/2028	$55,000	$ 54,689
			54,689
	Real Estate Management & Development — 1.3%
	Real Estate Management & Development — 1.3%
[a]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	35,000	35,186
[a]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	35,000	36,896
			72,082
	Semiconductors & Semiconductor Equipment — 0.9%
	Semiconductors & Semiconductor Equipment — 0.9%
[a]	Broadcom, Inc., 3.187% due 11/15/2036	35,000	29,698
[a]	Qorvo, Inc., 3.375% due 4/1/2031	20,000	18,515
			48,213
	Software & Services — 6.6%
	Information Technology Services — 2.0%
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	55,000	56,519
[a]	Science Applications International Corp., 4.875% due 4/1/2028	55,000	54,921
	Internet Software & Services — 0.7%
[a]	Arches Buyer, Inc., 4.25% due 6/1/2028	18,000	17,668
[a]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	18,000	17,960
	Software — 3.9%
[a,c]	Constellation Software, Inc., 5.158% due 2/16/2029	35,000	35,659
[a]	Fair Isaac Corp., 4.00% due 6/15/2028	55,000	54,277
[a]	MSCI, Inc., 3.875% due 2/15/2031	35,000	33,643
[a,c]	Open Text Corp., 3.875% due 2/15/2028	55,000	53,947
[a]	SS&C Technologies, Inc., 5.50% due 9/30/2027	35,000	35,031
			359,625
	Technology Hardware & Equipment — 2.8%
	Electronic Equipment, Instruments & Components — 2.8%
[a]	Sensata Technologies, Inc., 4.375% due 2/15/2030	60,000	58,613
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029	55,000	56,860
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	35,000	36,221
			151,694
	Utilities — 3.0%
	Electric Utilities — 2.4%
[a]	Hawaiian Electric Co., Inc., 6.00% due 10/1/2033	57,000	57,725
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	35,000	36,514
[a]	Kentucky Power Co., 7.00% due 11/15/2033	35,000	38,247
	Gas Utilities — 0.6%
[a,c]	APA Infrastructure Ltd., 5.125% due 9/16/2034	35,000	35,208
			167,694
	Total Corporate Bonds (Cost $3,310,852)		3,350,343
	Convertible Bonds — 1.4%
	Consumer Discretionary Distribution & Retail — 0.9%
	Broadline Retail — 0.9%
	Airbnb, Inc., Series 2025-1A Class D, Zero Coupon due 3/15/2026	50,000	49,532
			49,532
	Financial Services — 0.5%
	Financial Services — 0.5%
[a]	Repay Holdings Corp., Zero Coupon due 2/1/2026	25,000	24,705
			24,705
	Total Convertible Bonds (Cost $74,354)		74,237

Schedule of Investments, Continued
Thornburg High Income Bond Managed Account Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Other Government — 0.5%
[c]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	$15,000	$ 13,398
	U.K. Gilts (GBP), 4.125% due 7/22/2029	12,000	16,324
	Total Other Government (Cost $28,044)		29,722
	U.S. Government Agencies — 0.2%
[b,d]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	12,000	12,048
	Total U.S. Government Agencies (Cost $12,047)		12,048
	Mortgage Backed — 13.6%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-F Class A1, 2.86% due 7/25/2059	37,193	36,411
[a,b]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-5 Class M1, 2.97% due 5/25/2065	60,000	56,465
[a,b]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A2, 1.789% due 5/25/2060	43,741	42,837
[a,b]	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2013-A Class A, 3.00% due 5/25/2042	26,553	25,404
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-6 Class B1, 4.261% due 12/25/2049	49,421	46,879
[a,b]	Series 2019-HYB1 Class B4, 5.017% due 10/25/2049	46,647	46,498
[a,b]	Series 2019-INV1 Class B3, 4.925% due 9/25/2049	49,663	48,629
[a,b]	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO, Series 2021-GS4 Class A1, 5.65% due 11/25/2060	56,143	57,808
[a,b]	OBX Trust, Whole Loan Securities Trust CMO, Series 2020-EXP3 Class 1A8, 3.00% due 1/25/2060	51,258	45,283
[a,b]	Oceanview Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A1A, 1.733% due 5/28/2050	18,146	17,019
[a,b]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.859% due 1/25/2065	27,087	25,827
[b]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2013-4 Class B1, 3.435% due 4/25/2043	45,978	44,783
[a,b]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH2 Class B1, 5.00% due 6/25/2055	79,191	79,138
[a,b]	VOLT C LLC, Whole Loan Securities Trust CMO, Series 2021-NPL9 Class A1, 5.992% due 5/25/2051	44,546	44,541
[a,b]	VOLT CVI LLC, Whole Loan Securities Trust CMO, Series 2021-NP12 Class A1, 6.734% due 12/26/2051	39,877	39,926
	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2014-1 Class A2, 3.50% due 6/20/2044	47,752	45,611
[a,b]	Series 2016-1 Class B4, 3.781% due 1/20/2046	47,831	42,893
	Total Mortgage Backed (Cost $737,060)		745,952
	Short-Term Investments — 4.6%
[e]	Thornburg Capital Management Fund	25,258	252,575
	Total Short-Term Investments (Cost $252,575)		252,575
	Total Investments — 98.8% (Cost $5,356,342)		$5,416,615
	Other Assets Less Liabilities — 1.2%		65,839
	Net Assets — 100.0%		$5,482,454

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $4,789,936, representing 87.37% of the Fund’s net assets.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
e	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
CMO	Collateralized Mortgage Obligation
GBP	Denominated in Pound Sterling
SOFR90A	Secured Overnight Financing Rate 90-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg High Income Bond Managed Account Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg High Income Bond Managed Account Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Class SMA.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg High Income Bond Managed Account Fund	December 31, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Opening Market Value	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$123,832	$604,139	$(475,396)	$-	$-	$252,575	$2,260